ACQUISITION OF BUSINESSES (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jan. 10, 2013 Scandic [Member]	Dec. 31, 2013 Scandic [Member]	Dec. 31, 2012 Scandic [Member]	Jan. 02, 2013 Orion [Member]	Dec. 31, 2013 Orion [Member]	Dec. 31, 2013 Nordic American Offshore Limited [Member] Private Placement [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition							Jan. 10, 2013			Jan. 02, 2013
Number of shares transferred in acquisition (in shares)						1,910,112
Share price of stock transferred (in dollars per share)						$ 9.50
Percentage of entity acquired (in hundredths)							100.00%		50.00%	50.00%
Lock-up period						1 year
Manager's right to ownership of total outstanding shares percentage (in hundredths)								2.00%
ASSETS [Abstract]
Cash and cash equivalents						$ 400,000
Assets held for sale						6,600,000
Other current assets						2,400,000
Furniture, fixture and equipment						1,000,000
Other non-current assets						200,000
Total assets acquired						10,600,000			1,800,000
LIABILITIES [Abstract]
Accounts payable						200,000
Tax payable						200,000
Other current liabilities						900,000
Total liabilities assumed						1,300,000			1,300,000
Net assets acquired						9,300,000
Cash consideration						8,000,000			300,000
Common shares issued						18,100,000
Payable to seller						7,200,000
Total consideration						33,300,000
Difference						24,000,000
Settlement loss	5,000,000	0	16,200,000			5,000,000
Net Goodwill recognized	18,979,000	0				19,000,000
Acquisition related costs	3,600,000
Private equity placement issued amount	172,611,000	75,582,000									250,000,000
Private equity placement participation	64,128,000	0									65,000,000
Private equity placement participation (in hundredths)											26.00%
Equity income	40,000	0	0
Warrants received (in shares)	833,333
Warrants exercise price (n dollars per share)	$ 15.00
Percentage of warrants vesting increments (in hundredths)	20.00%
Percentages of increase in volume weighted average price (in hundredths)	10.00%
Percentage of common shares increase (in hundredths)				25.00%	65.00%
Minimum business days required for exercise level of VWAP	10 days
VWAP minimum trading volume of exercise levels	$ 2,000,000